Post-employment benefits (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimated contribution	R$ 111
Contributions made	523	R$ 160
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	17
Contributions made	70	69
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	94
Contributions made	R$ 453	R$ 91